CONSOLIDATED STATEMENTS OF CASH FLOW (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities:
Net income	$ 1,910	$ 2,768	$ 3,339
Adjustments to reconcile net income to net cash provided by operations:
Depreciation and amortization	1,708	1,069	977
Net change in operating assets and liabilities	414	594	(205)
Deferred Income Taxes Net And Uncertain Tax Positions	(690)	(500)	(199)
Research and development in process	73	15	18
Impairment of long lived assets	1,071	201	124
Stock-based compensation	82	91	80
Other non-cash items	7	103	57
Gain From Revaluation Of Investments	0	(135)	0
Gain from sale of long lived assets and investments	(3)	(72)	(55)
Net cash provided by operating activities	4,572	4,134	4,136
Investing activities:
Acquisitions of subsidiaries, net of cash acquired	0	(6,561)	(4,951)
Purchase of property, plant and equipment	(1,104)	(1,053)	(710)
Purchase of investments and other assets	(201)	(217)	(436)
Proceeds From Sales of Long Lived Assets And Investments	264	279	700
Other investing activities	(93)	(49)	(58)
Net cash used in investing activities	(1,134)	(7,601)	(5,455)
Financing activities:
Proceeds From Senior Notes Net	3,783	5,723	2,492
Purchase of treasury shares	(1,161)	(899)	(99)
Net change in short-term credit	(2,492)	(124)	626
Dividends paid	(855)	(800)	(668)
Proceeds from exercise of options by employees	14	71	180
Proceeds From Long Term Loans And Other Long Term Liabilities	1,241	1,000	45
Redemption of convertible debentures	0	(814)	(45)
Repayment of long-term loans And Other Long Term Liabilities	(2,213)	(751)	(1,972)
Other financing activities	5	5	14
Purchase of Non-controlling Interest	0	(75)	0
Net cash provided by (used in) financing activities	(1,678)	3,336	573
Translation adjustment on cash and cash equivalents	23	(21)	(1)
Net change in cash and cash equivalents	1,783	(152)	(747)
Balance of cash and cash equivalents at beginning of period	1,096	1,248	1,995
Balance of cash and cash equivalents at end of period	2,879	1,096	1,248
Supplemental disclosure of cash flow information
Interest paid	297	230	186
Income taxes paid, net of refunds	614	276	354
Net change in operating assets and liabilities
Accounts receivable net of sales reserves and allowances	936	701	55
Inventories	(511)	(762)	(124)
Other current assets	(54)	(240)	51
Accounts payable and accruals and other current liabilities	(19)	543	(295)
Inventory Step Up	62	352	108
Net change in working capital items	$ 414	$ 594	$ (205)